Equity	12 Months Ended
Dec. 31, 2018
Shareholders' equity
Equity

(a)             Capital

On December 31, 2018, the Company's subscribed and paid up capital stock amounted to R$8,043,222 and comprised 797,218,554 shares with no par value, distributed as follows:

		Amount of shares
				Preferred		Preferred
		Common		shares		shares
		shares	%	class A	%	class B	%	Total	%

Odebrecht		226,334,623	50.11	79,182,498	22.95			305,517,121	38.32
Petrobras		212,426,952	47.03	75,761,739	21.96			288,188,691	36.15
ADR	(i)			48,780,072	14.14			48,780,072	6.12
Other		12,907,077	2.86	140,090,605	40.59	500,230	100.00	153,497,912	19.26
Total		451,668,652	100.00	343,814,914	99.64	500,230	100.00	795,983,796	99.85
Treasury shares				1,234,758	0.36			1,234,758	0.15
Total		451,668,652	100.00	345,049,672	100.00	500,230	100.00	797,218,554	100.00

(i)       American Depositary Receipts traded on the New York Stock Exchange (USA);

(b)             Legal reserve

Under Brazilian Corporation Law, companies must transfer 5% of net profit for the year to a legal reserve until this reserve is equivalent to 20% of the paid-up capital. The legal reserve can be used for capital increase or absorption of losses.

(c)             Share rights

Preferred shares carry no voting rights but they ensure priority, non-cumulative annual dividend of 6% of their unit value, according to profits available for distribution. The unit value of the shares is obtained through the division of capital by the total number of outstanding shares. Only class “A” preferred shares will have the same claim on the remaining profit as common shares and will be entitled to dividends only after the priority dividend is paid to preferred shareholders. Only class “A” preferred shares also have the same claim as common shares on the distribution of shares resulting from capitalization of other reserves. Only class “A” preferred shares can be converted into common shares upon resolution of majority voting shareholders present at a General Meeting. Class “B” preferred shares can be converted into class “A” preferred shares at any time, at the ratio of two class “B” preferred shares for one class “A” preferred share, upon a simple written request to the Company, provided that the non-transferability period provided for in specific legislation that allowed for the issue and payment of such shares with tax incentive funds has elapsed.

In 2018, 78,100 class “B" preferred shares were converted into 39,050 class “A" preferred shares.

In the event of liquidation of the Company, class “A” and “B” preferred shares will have priority in the reimbursement of capital.

Shareholders are entitled to receive a mandatory minimum dividend of 25% on profit for the year, adjusted under Federal Law 6,404/76.

(d)             Profit allocation and payment of dividends

Under the Company’s bylaws, profit for the year, adjusted according to Federal Law 6,404/76, is appropriated as follows:

(i)       5% to a legal reserve;

(ii)     25% to pay for mandatory, non-cumulative dividends, provided that the legal and statutory advantages of the Class “A” and “B” preferred shares are observed. When the amount of the priority dividend paid to class “A” and “B” preferred shares is equal to or higher than 25% of profit for the year calculated under Article 202 of Federal Law 6,404/76, it is the full payment of the mandatory dividend.

Any surplus remaining after the payment of the priority dividend will be used to:

·     pay dividends to common shareholders up to the limit of the priority dividends of preferred shares; and

·     if there still is any surplus, distribute additional dividends to common shareholders and class “A” preferred shareholders so that the same amount of dividends is paid for each common share or class “A” preferred share.

(d.1)     Profit allocation and dividends proposed

2018

Net income for the year of Company's shareholders	2,866,675
Amounts recorded directly to retained earnings
Legal reserves distribution	(143,334)
Tax incentive reserve distribution	(81,863)
Realization of additional property, plant and equipment	27,679
Prescribed dividends / other	517
2,669,674
Allocations:
Minimum dividends - 25% adjusted net income	(667,419)
Additional dividends proposed	(2,002,255)
(2,669,674)

Per-share dividend of R$3.35565826658 per common and class “A” preferred share and R$0.60628536320 per class “B” preferred share.

(d.2)     Additional dividends related to fiscal year 2017

The Annual Shareholders’ Meeting held on April 30, 2018 approved the declaration of additional dividends on profit related to fiscal year 2017 in the amount of R$ 1,500,000, the payment of which commenced on May 10, 2018, of which R$851,729 was paid to holders of common shares and R$648,271 to holders of class “A” preferred shares.

(e)             Other comprehensive income

	Attributed to shareholders' interest
	Deemed cost	Fair value				Defined	Foreign
	and additional	adjustments of	Gain (loss)	Foreign		benefit	currency	Total
	indexation of	trade accounts	on interest	sales	Fair value	plans actuarial	translation	Braskem	Non-controlling
	PP&E	receivable	in subsidiary	hedge	of hedge	Gain (loss)	adjustment	shareholders'	interest in
	(ii)	(iii)	(i)	(iv)	(iv)	(v)	(vi)	interest	Braskem Idesa	Total

On December 31, 2015	234,904		(9,404)	(9,666,973)	(685,396)	(39,232)	1,105,391	(9,060,710)	(476,708)	(9,537,418)

Additional indexation
Realization by depreciation or write-off assets	(41,268)							(41,268)		(41,268)
Income tax and social contribution	14,032							14,032		14,032

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,461)							(1,461)		(1,461)
Income tax and social contribution	496							496		496

Foreign sales hedge
Exchange rate				2,625,551				2,625,551	(498,767)	2,126,784
Transfer to result				1,342,785				1,342,785	14,959	1,357,744
Income tax and social contribution				(1,406,740)				(1,406,740)	145,326	(1,261,414)

Fair value of Cash flow hedge
Change in fair value					247,815			247,815	(736)	247,079
Transfer to result					(19,434)			(19,434)	(12,135)	(31,569)
Income tax and social contribution					(79,194)			(79,194)	3,861	(75,333)

Fair value of cash flow hedge from jointly-controlled					(3,309)			(3,309)		(3,309)

Actuarial loss with post-employment benefits, net of taxes						(4,119)		(4,119)		(4,119)

Foreign currency translation adjustment							63,697	63,697	275,599	339,296

On December 31, 2016	206,703		(9,404)	(7,105,377)	(539,518)	(43,351)	1,169,088	(6,321,859)	(548,601)	(6,870,460)

Additional indexation
Realization by depreciation or write-off assets	(40,678)							(40,678)		(40,678)
Income tax and social contribution	13,831							13,831		13,831

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,459)							(1,459)		(1,459)
Income tax and social contribution	496							496		496

Foreign sales hedge
Exchange rate				(42,507)				(42,507)	118,179	75,672
Transfer to result				1,145,602				1,145,602	40,924	1,186,526
Income tax and social contribution				(355,960)				(355,960)	(47,731)	(403,691)

Fair value of Cash flow hedge
Change in fair value					876,636			876,636	6,513	883,149
Transfer to result					(287,576)			(287,576)	9,632	(277,944)
Income tax and social contribution					(198,343)			(198,343)	(4,844)	(203,187)

Fair value of cash flow hedge from jointly-controlled					3,534			3,534		3,534

Actuarial loss with post-employment benefits, net of taxes						(8,654)		(8,654)		(8,654)

Foreign currency translation adjustment							51,445	51,445	(52,047)	(602)

On December 31, 2017	178,893		(9,404)	(6,358,242)	(145,267)	(52,005)	1,220,533	(5,165,492)	(477,975)	(5,643,467)

	Attributed to shareholders' interest
	Deemed cost and additional indexation of PP&E (ii)	Fair value adjustments of trade accounts receivable (iii)	Gain (loss) on interest in subsidiary (i)	Foreign sales hedge (iv)	Fair value of hedge (iv)	Defined benefit plans actuarial Gain (loss) (v)	Foreign currency translation adjustment (vi)	Total Braskem shareholders' interest	Non-controlling interest in Braskem Idesa	Total

On December 31, 2017	178,893		(9,404)	(6,358,242)	(145,267)	(52,005)	1,220,533	(5,165,492)	(477,975)	(5,643,467)

Additional indexation
Realization by depreciation or write-off assets	(40,481)							(40,481)		(40,481)
Income tax and social contribution	13,764							13,764		13,764

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,458)							(1,458)		(1,458)
Income tax and social contribution	496							496		496

Fair value adjustments
Accounts receivable								(449)		(449)

Foreign sales hedge
Exchange rate				(3,133,346)				(3,133,346)	4,170	(3,129,176)
Transfer to result				1,200,209				1,200,209	59,143	1,259,352
Income tax and social contribution				664,864				664,864	(18,994)	645,870

Fair value of Cash flow hedge
Change in fair value		(449)			(196,790)			(196,790)	7,722	(189,068)
Transfer to result					26,964			26,964	10,386	37,350
Income tax and social contribution					59,914			59,914	(5,433)	54,481

Fair value of cash flow hedge from jointly-controlled					(2,329)			(2,329)		(2,329)

Actuarial loss with post-employment benefits, net of taxes						(1,569)		(1,569)		(1,569)

ILP PLan fair value
Change in fair value		9,297						9,297	133	9,430
Income tax and social contribution		(2,891)						(2,891)		(2,891)

Foreign currency translation adjustment							946,342	946,342	(145,119)	801,223

(Loss) investment gains			(65)					(65)	65

On December 31, 2018	151,214	5,957	(9,469)	(7,626,515)	(257,508)	(53,574)	2,166,875	(5,623,020)	(565,902)	(6,188,922)

(i)	Transfer to the income statement when divestment or transfer of control of subsidiary.
(ii)	Transfer to retained earnings as the asset is depreciated or written-off/sold.
(iii)	For receivables classified as fair value through other comprehensive income, transfer to the income statement when attainment of jurisdiction or early liquidation.
For the ILP Plan, Transfer to retained earnings according to the grace period of the plan.
(iv)	Transfer to the income statement when maturity, prepayment or loss of efficacy for hedge accounting.
(v)	Transfer to retained earnings when the extinction of the plan.
(vi)	Transfer to the income statement when write-off of subsidiary abroad.